REIMBURSEMENT RIGHTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2017
Reclamation funds available		$ 20,000
Outstanding fines or sanctions settled	$ 4,000	4,000
Nyrstar N. V. [Member] | Top of range [member]
Reclamation funds available		20,000
Outstanding fines or sanctions settled	$ 4,000	$ 4,000